September 24, 2009

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard STAR Funds (the Trust) File No. 2-88373

Commissioners:

Enclosed is the 53rd Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purpose of this amendment is to add Institutional Shares to Vanguard Developed Markets Index Fund, a series of the Trust.

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, we have designated an effective date of November 24, 2009. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include: (1) text addressing any SEC staff comments; and (2) any non-material changes deemed appropriate. Pursuant to Rule 485 (d) (2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

Please contact me at (610) 669-4294 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

The Vanguard Group, Inc.

Michael J. Drayo
Associate Counsel

Enclosures

cc:	Christian Sandoe, Esq.
U.S. Securities and Exchange Commission